Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 008
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements
3. FAIR VALUE MEASUREMENTS

In accordance with fair value accounting, the following fair value hierarchy is used for determining inputs for the
Plan assets:

Level 1	Valuation is based upon quoted prices for identical instruments traded in active markets;
Level 2	Valuation is based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which all significant assumptions are observable in the market; and
Level 3	Valuation is generated from model-based techniques that use significant assumptions not observable in the market. These unobservable assumptions reflect our own estimates of assumptions that market participants would use in valuing the asset or liability.

When developing fair value measurements, it is the Plan's policy to use quoted market prices whenever available, or to maximize the use of observable inputs and minimize the use of unobservable inputs when quoted market prices are not available.

Following is a description of the valuation methodologies used for assets measured at fair value. There were no changes in the methodologies used at December 31, 2025 and 2024.

COLLECTIVE TRUST FUNDS. Valued at the daily net asset value (NAV) per unit as determined by the fund’s audited financial statements. The NAV is used as a practical expedient to estimate fair value and is based on underlying assets owned by the fund, minus its liabilities, and then divided by the number of shares outstanding.

NW NATURAL HOLDING COMPANY UNITIZED STOCK. Valued at the closing price reported on the active market on which the individual securities are traded.

MUTUAL FUNDS. Valued at NAV of shares held by the Plan. Mutual funds held by the Plan are open-end mutual funds that are registered with the Securities and Exchange Commission. These funds are required to publish their daily NAV and to transact at that price. The mutual funds held by the Plan are deemed to be actively traded.
BROKERAGE ACCOUNTS. Participant directed investments maintained in Fidelity's BrokerageLink investment option, comprised primarily of money market and mutual funds valued at published NAV of shares held by the Plan, and common stocks valued at the closing price reported on the active market on which the individual securities are traded.

These methods may produce a fair value calculation that may not be indicative of net realizable value nor reflective of future fair values. Furthermore, although the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

The following tables set forth the fair value of the Plan's assets at fair value, by level and investment asset class:

	As of December 31, 2025
Asset	Level 1	Level 2	Level 3	Non-Published NAV(2)	Total
NW Natural Holding Company unitized stock	$12,236,653	$—	$—	$—	$12,236,653
Mutual funds	40,446,472	—	—	—	40,446,472
Brokerage accounts	10,630,109	—	—	—	10,630,109
Total investments in the fair value hierarchy	63,313,234	—	—	—	63,313,234
Collective trust funds(1)	—	—	—	351,447,853	351,447,853
Total investments at fair value	$63,313,234	$—	$—	$351,447,853	$414,761,087

	As of December 31, 2024
Asset	Level 1	Level 2	Level 3	Non-Published NAV(2)	Total
NW Natural Holding Company unitized stock	$10,360,750	$—	$—	$—	$10,360,750
Mutual funds	35,737,764	—	—	—	35,737,764
Brokerage accounts	7,457,101	—	—	—	7,457,101
Total investments in the fair value hierarchy	53,555,615	—	—	—	53,555,615
Collective trust funds(1)	—	—	—	285,571,879	285,571,879
Total investments at fair value	$53,555,615	$—	$—	$285,571,879	$339,127,494
(1)    NW Natural believes the redemption value of the collective trust funds is likely to be the fair value, which is represented by the net asset value. A majority of the funds permit daily redemption without written notice. However, the US Treasury MM Trust B Fund allows daily redemption with 7 day written notice. There are no unfunded commitments with respect to collective trusts.
(2) The fair value for these investments is determined using NAV as of December 31, as a practical expedient, and therefore they are not classified within the fair value hierarchy. These investments primarily consist of institutional investment products, for which the NAV is generally not publicly available.